FINANCIAL INSTRUMENTS - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of interest rate risk [line items]
Settle transactions in foreign currency of percentage	94.00%
Gain loss on financial borrowings	$ 17,635,860
Percentage of increase in foreign currency exchange rate	25.00%
Negative working capital	$ 1,459,068
Financial loans at amortized cost	50,907,572	$ 32,014,511
Level 1
Disclosure of interest rate risk [line items]
Financial loans at amortized cost	$ 20,644,461	$ 4,883,888
BADLAR Plus 1
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 464,000
Average interest rate
Disclosure of interest rate risk [line items]
Borrowing interest rate basis	1.00%
Increase in financial expense	$ 37,792